Income Taxes (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Income Taxes [Abstract]
Loss before income taxes	$ (38,407)	$ (16,706)	$ (290,795)
Computed recovery of income taxes	9,792	4,344	75,607
Decrease (increase) in income taxes resulting from:
Subsidiaries' tax rate differences	0	714	(1,107)
Other non-taxable income	7	6,057	2,774
Revisions to prior years	4,650	(112)	227
Taxable capital gains on dispositions, net	(3,150)	(3,543)	13
Resource property revenue taxes	(1,311)	(755)	(241)
Unrecognized losses in current year	(20,916)	(15,623)	(30,469)
Previously unrecognized deferred income tax assets, net	2,877	5,747	1,449
Deferred income tax asset on a purchased asset	0	0	1,339
Permanent differences	(363)	(1,448)	(3,865)
Change in future tax rate	0	0	11
Other, net	(244)	(2,395)	455
Total Income tax (expense) recovery	$ 8,658	$ 7,014	$ (46,193)